Advances to joint ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 7,130	$ 6,665
Long-term advances to joint ventures	6,861	12,287
Advances/shareholder loans to joint ventures	$ 13,991	$ 18,952